Financial risk management - Summary of changes in liabilities arising from financing activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	S/ 6,220,194	S/ 5,762,765
Declared dividends payable	423,193
Dividends received on treasury shares in the Group	(13,266)
Dividends payable		430,425
Cash flow	(285,779)	(167,242)
Effect of movement in exchange rate	(600,655)	69,073
Others	50,019	125,173
Balance as of December 31	5,793,706	6,220,194
Inter-bank funds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1		119,712
Cash flow	54,992	(121,438)
Effect of movement in exchange rate	8	1,785
Others	19	(59)
Balance as of December 31	55,019
Bonds, notes and other obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	6,075,433	5,551,629
Cash flow	123,204	439,867
Effect of movement in exchange rate	(600,058)	67,186
Others	(8,171)	16,751
Balance as of December 31	5,590,408	6,075,433
Lease liability related to right-of-use assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	143,803	90,513
Cash flow	(54,105)	(55,391)
Effect of movement in exchange rate	(605)	102
Others	55,152	108,579
Balance as of December 31	144,245	143,803
Dividends payable of IFS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Declared dividends payable	420,096
Dividends received on treasury shares in the Group	(13,266)
Cash flow	(406,830)
Dividends payable to minority [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	958
Declared dividends payable	3,097
Cash flow	(3,040)
Others	3,019
Balance as of December 31	4,034	958
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	S/ 958	911
Dividends payable		430,425
Cash flow		(430,280)
Others		(98)
Balance as of December 31		S/ 958